Document and Entity Information	Dec. 01, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001755237
Document Type	8-K
Document Period End Date	Dec. 01, 2023
Entity Registrant Name	CYCLERION THERAPEUTICS, INC.
Entity Incorporation State Country Code	MA
Entity File Number	001-38787
Entity Tax Identification Number	83-1895370
Entity Address, Address Line One	245 First Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(857)
Local Phone Number	327-8778
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	CYCN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false